Warrants - Schedule of Fair Value of the Convertible Preferred Stock Warrant Liability (Details) - Private Placement Warrants [Member]	Dec. 31, 2023
Measurement Input, Quoted Price [Member]
Schedule of Fair Value of the Convertible Preferred Stock Warrant Liability [Line Items]
Fair value of the convertible preferred stock	4.08	[1]
Measurement Input, Discount Rate [Member]
Schedule of Fair Value of the Convertible Preferred Stock Warrant Liability [Line Items]
Fair value of the convertible preferred stock	15	[2]
Measurement Input, Probability Percentage Of Qualified Offering Occurring [Member] | Minimum [Member]
Schedule of Fair Value of the Convertible Preferred Stock Warrant Liability [Line Items]
Fair value of the convertible preferred stock	10	[3]
Measurement Input, Probability Percentage Of Qualified Offering Occurring [Member] | Maximum [Member]
Schedule of Fair Value of the Convertible Preferred Stock Warrant Liability [Line Items]
Fair value of the convertible preferred stock	90	[3]
Measurement Input, Exercise Price [Member] | Minimum [Member]
Schedule of Fair Value of the Convertible Preferred Stock Warrant Liability [Line Items]
Fair value of the convertible preferred stock	0	[4]
Measurement Input, Exercise Price [Member] | Maximum [Member]
Schedule of Fair Value of the Convertible Preferred Stock Warrant Liability [Line Items]
Fair value of the convertible preferred stock	4.35	[4]
Measurement Input, Expected Term [Member]
Schedule of Fair Value of the Convertible Preferred Stock Warrant Liability [Line Items]
Fair value of the convertible preferred stock	0.5	[5]

[1]	The fair value of Legacy Bolt Common Stock was determined by management with the assistance of an independent third-party valuation specialist.
[2]	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.
[3]	Scenario probability based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.
[4]	The warrants have varying exercise prices, with certain warrants having an exercise price higher than the value of the Company’s common shares at the time of valuation.
[5]	The expected term represents the period of time that warrants granted are expected to be outstanding.